UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

William J. Hackett, President Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	415-788-6036

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asian Growth and Income Fund	March 31, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 65.2%

CHINA/ HONG KONG: 21.6%
CLP Holdings, Ltd.	9,648,200	$68,959,220
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	14,304,000	59,766,050
Hang Lung Properties, Ltd.	14,279,920	57,457,785
Hang Seng Bank, Ltd.	3,828,000	53,262,166
China Pacific Insurance Group Co., Ltd. H Shares(b)	11,118,800	49,151,262
China Mobile, Ltd. ADR	911,000	43,837,320
Television Broadcasts, Ltd.	8,922,000	43,191,182
Vitasoy International Holdings, Ltd.†	51,297,000	40,304,520
VTech Holdings, Ltd.	3,442,300	37,189,885
ASM Pacific Technology, Ltd.	2,907,400	27,493,003
HongKong Electric Holdings, Ltd.	4,122,500	24,450,671
Inspur International, Ltd.	174,520,000	22,887,188
I-CABLE Communications, Ltd.(b)†	128,079,000	21,923,040
Hang Lung Group, Ltd.	4,133,000	21,890,975
Cafe’ de Coral Holdings, Ltd.	7,577,100	17,835,471
China Green Holdings, Ltd.	9,891,000	12,442,364
SinoCom Software Group, Ltd.	21,926,000	3,351,348
Total China/ Hong Kong		605,393,450

SINGAPORE: 10.9%
Keppel Corp., Ltd.	10,110,000	65,849,839
Singapore Technologies Engineering, Ltd.	25,866,000	58,893,865
Ascendas REIT	35,913,000	49,239,176
Parkway Holdings, Ltd.(b)	11,254,093	26,987,741
Hong Leong Finance, Ltd.	12,354,000	26,828,743
Fraser and Neave, Ltd.	7,228,100	24,760,062
Singapore Post, Ltd.	32,915,000	24,678,850
Cerebos Pacific, Ltd.	7,740,000	20,408,332
Parkway Life REIT	8,356,110	8,121,079
Total Singapore		305,767,687

JAPAN: 10.6%
Hisamitsu Pharmaceutical Co., Inc.	1,641,000	61,061,613
Japan Real Estate Investment Corp., REIT	6,318	53,908,960
Hamamatsu Photonics, K.K.	1,896,400	53,666,709
Nippon Building Fund, Inc., REIT	6,038	52,029,140
Trend Micro, Inc.	1,093,500	38,171,119
Nintendo Co., Ltd.	110,800	37,158,285
Total Japan		295,995,826

TAIWAN: 5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	20,579,187	39,877,140
Cathay Financial Holding Co., Ltd.(b)	23,377,240	39,028,993
Chunghwa Telecom Co., Ltd. ADR	1,554,407	30,202,128
CyberLink Corp.	5,642,938	26,205,451
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,380,624	24,972,746
Total Taiwan		160,286,458

SOUTH KOREA: 4.8%
S1 Corp.	936,105	38,620,041
SK Telecom Co., Ltd. ADR	1,646,333	28,415,708
GS Home Shopping, Inc.†	419,305	25,821,934
SK Telecom Co., Ltd.	135,604	20,829,134
Hana Financial Group, Inc.	385,749	11,956,215
Daehan City Gas Co., Ltd.	325,300	7,843,377
Total South Korea		133,486,409

THAILAND: 4.3%
Advanced Info Service Public Co., Ltd.	12,988,300	34,626,980
BEC World Public Co., Ltd.	41,573,400	31,867,501
Land & Houses Public Co., Ltd. NVDR	110,771,300	20,679,702
Glow Energy Public Co., Ltd.	16,260,400	19,332,586
Home Product Center Public Co., Ltd.	38,777,000	6,892,712
Thai Reinsurance Public Co., Ltd. NVDR	35,771,800	6,236,728
Total Thailand		119,636,209

UNITED KINGDOM: 2.0%
HSBC Holdings PLC ADR	1,096,733	55,593,396
Total United Kingdom		55,593,396

AUSTRALIA: 1.6%
AXA Asia Pacific Holdings, Ltd.	7,821,742	45,285,244
Total Australia		45,285,244

PHILIPPINES: 1.4%
Globe Telecom, Inc.	1,698,880	37,557,571
Total Philippines		37,557,571

INDONESIA: 1.3%
PT Telekomunikasi Indonesia ADR	1,036,400	37,061,664
Total Indonesia		37,061,664

VIETNAM: 0.8%
Vietnam Dairy Products JSC	2,634,850	11,548,553
Baoviet Holdings(b)	4,526,950	9,946,142
Total Vietnam		21,494,695

INDIA: 0.2%
Oriental Bank of Commerce	664,529	4,746,280
Total India		4,746,280

TOTAL COMMON EQUITIES (Cost $1,510,156,393)		1,822,304,889

PREFERRED EQUITIES: 3.0%
SOUTH KOREA: 3.0%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	463,311	37,040,471
Hyundai Motor Co., Ltd., Pfd.	566,280	20,202,644
LG Household & Health Care, Ltd., Pfd.	210,290	16,150,158
Hyundai Motor Co., Ltd., 2nd Pfd.	305,760	11,325,193
Total South Korea		84,718,466

Total PREFERRED EQUITIES (Cost $46,265,090)		84,718,466

WARRANTS: 0.2%
INDIA: 0.2%
Housing Development Finance Corp., expires 08/23/12	748,880	6,622,238
Total India		6,622,238

TOTAL WARRANTS (Cost $6,592,380)		6,622,238

		Face Amount	Value
INTERNATIONAL BONDS: 28.3%

CHINA/ HONG KONG: 9.6%
Hongkong Land CB 2005, Ltd., Cnv.
2.750%, 12/21/2012		$50,700,000	$69,129,450
China Petroleum & Chemical Corp. (Sinopec), Cnv.
0.000%, 04/24/2014	HKD	407,180,000	57,765,885
China High Speed Transmission Equipment Group Co., Ltd., Cnv.
0.000%, 05/14/2011	CNY	229,000,000	39,168,095
Yue Yuen Industrial Holdings, Ltd., Cnv.
0.000%, 11/17/2011	CNY	246,300,000	37,868,516
Power Regal Group, Ltd., Cnv.
2.250%, 06/02/2014	HKD	160,400,000	28,560,775
PB Issuer, Ltd., Cnv.
3.300%, 02/01/2013		19,750,000	19,750,000
China Green Holdings, Ltd., Cnv.
0.000%, 10/29/2010	CNY	115,000,000	17,182,862
Total China/ Hong Kong			269,425,583

INDIA: 8.1%
Reliance Communication, Cnv.
0.000%, 05/10/2011		35,915,000	43,008,213
Housing Development Finance Corp.
0.000%, 08/24/2012	INR	1,800,000,000	42,282,259
Larsen & Toubro, Ltd., Cnv.
3.500%, 10/22/2014		27,000,000	31,725,000
Tata Motors, Ltd., Cnv.
1.000%, 04/27/2011		25,149,000	31,650,016
Sintex Industries, Ltd., Cnv.
0.000%, 03/13/2013		28,400,000	28,542,000
Financial Technologies India, Ltd., Cnv.
0.000%, 12/21/2011		19,314,000	24,721,920
Housing Development Finance Corp., Cnv.
0.000%, 09/27/2010		6,400,000	11,992,000
Tata Power Co., Ltd., Cnv.
1.750%, 11/21/2014		10,600,000	11,466,444
Total India			225,387,852

MALAYSIA: 4.9%
Rafflesia Capital, Ltd., Cnv.
1.250% (c), 10/04/2011		44,200,000	55,581,500
Cherating Capital, Ltd., Cnv.
2.000% (c), 07/05/2012		41,000,000	46,330,000
Paka Capital, Ltd., Cnv.
0.000%, 03/12/2013		21,300,000	21,960,300
YTL Power Finance Cayman, Ltd., Cnv.
0.000%, 05/09/2010		11,000,000	14,575,000
Total Malaysia			138,446,800

SINGAPORE: 4.2%
Wilmar International, Ltd., Cnv.
0.000%, 12/18/2012		41,600,000	56,160,000
CapitaLand, Ltd., Cnv.
3.125%, 03/05/2018	SGD	57,000,000	41,529,183
Olam International, Ltd., Cnv.
6.000%, 10/15/2016		12,100,000	13,536,875
ST Treasury Services, Ltd., Cnv.
1.560%, 10/23/2010	SGD	6,250,000	5,121,028
Total Singapore			116,347,086

VIETNAM: 0.9%
Socialist Republic of Vietnam
6.875%, 01/15/2016		23,811,000	25,299,187
Total Vietnam			25,299,187

SOUTH KOREA: 0.6%
POSCO
8.750%, 03/26/2014		14,500,000	17,228,175
Total South Korea			17,228,175

TOTAL INTERNATIONAL BONDS (Cost $727,598,420)			792,134,683

TOTAL INVESTMENTS: 96.7% (Cost $2,290,612,283)(d)			2,705,780,276

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.3%			91,554,884

NET ASSETS: 100.0%			$2,797,335,160

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Variable rate security. The rate represents the rate in effect at March 31, 2010.
(d)	Cost of investments is $ 2,290,612,283 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$435,034,301
	Gross unrealized depreciation	(19,866,308)
	Net unrealized appreciation	$415,167,993

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
CNY	Chinese Renminbal (Yuan)
Cnv.	Convertible
HKD	Hong Kong Dollar
INR	Indian Rupee
NVDR	Non-voting Depositary Receipt
Pfd.	Preferred
SGD	Singapore Dollar
REIT	Real Estate Investment Trust

See accompany notes to schedule of investments.

Matthew Asia Dividend Fund	March 31, 2010
Schedule of Investments(a) (unaudited)

		Shares	Value
COMMON EQUITIES: 96.2%

CHINA/ HONG KONG: 23.9%
Cheung Kong Infrastructure Holdings, Ltd.		5,245,000	$20,289,902
China Mobile, Ltd. ADR		406,000	19,536,720
The Link REIT		5,680,000	13,995,678
Esprit Holdings, Ltd.		1,750,000	13,791,975
Television Broadcasts, Ltd.		2,619,000	12,678,514
China Communications Services Corp., Ltd. H Shares		23,660,000	11,868,606
Yip’s Chemical Holdings, Ltd.		9,074,000	8,385,861
Minth Group, Ltd.		4,933,000	8,256,282
Cafe’ de Coral Holdings, Ltd.		3,094,000	7,282,858
CLP Holdings, Ltd.		929,500	6,643,477
VTech Holdings, Ltd.		557,000	6,017,711
Kingboard Laminates Holdings, Ltd.		5,700,000	4,965,344
Sa Sa International Holdings, Ltd.		6,080,000	4,742,198
China Resources Enterprise, Ltd.		1,218,000	4,517,548
Xinao Gas Holdings, Ltd.		1,582,000	4,031,299
Yantai Changyu Pioneer Wine Co., B Shares		469,896	3,908,854
Shenzhen Chiwan Wharf Holdings, Ltd. B Shares		1,244,344	2,099,343
Hang Lung Properties, Ltd.		458,000	1,842,844
ASM Pacific Technology, Ltd.		160,600	1,518,668
Total China/ Hong Kong			156,373,682

JAPAN: 23.4%
Monex Group, Inc.		33,494	16,514,201
Hamamatsu Photonics, K.K.		582,700	16,489,976
Hisamitsu Pharmaceutical Co., Inc.		419,200	15,598,433
ITOCHU Corp.		1,475,000	12,946,338
Shinko Plantech Co., Ltd.		1,452,700	12,881,128
ORIX Corp.		117,000	10,388,448
Lawson, Inc.		243,200	10,386,013
Nintendo Co., Ltd.		30,900	10,362,735
EPS Co., Ltd.		4,130	10,028,557
Point, Inc.		167,000	10,015,429
Shiseido Co., Ltd.		312,000	6,789,313
Fanuc, Ltd.		56,100	5,962,612
Sysmex Corp.		85,000	4,989,573
Pigeon Corp.		127,000	4,730,362
United Urban Investment Corp., REIT		470	2,708,982
MID REIT, Inc.		1,124	2,302,227
Total Japan			153,094,327

TAIWAN: 10.1%
Chunghwa Telecom Co., Ltd. ADR		858,070	16,672,300
CyberLink Corp.		2,317,860	10,763,997
Taiwan Semiconductor Manufacturing Co., Ltd. ADR		970,590	10,181,489
Taiwan Semiconductor Manufacturing Co., Ltd.		4,546,469	8,809,881
HTC Corp.		728,000	8,505,139
St. Shine Optical Co., Ltd.		1,160,000	8,436,201
Chunghwa Telecom Co., Ltd.		1,403,705	2,743,250
Total Taiwan			66,112,257

SOUTH KOREA: 9.9%
KT&G Corp.		295,500	16,347,252
Grand Korea Leisure Co., Ltd.		675,000	14,616,200
SK Telecom Co., Ltd. ADR		759,350	13,106,381
S1 Corp.		233,880	9,648,976
SK Telecom Co., Ltd.		36,316	5,578,234
Cheil Worldwide, Inc.		17,658	5,229,735
Total South Korea			64,526,778

THAILAND: 6.7%
Thai Beverage Public Co., Ltd.		61,313,000	12,932,509
Siam Makro Public Co., Ltd.		2,130,000	6,385,252
Glow Energy Public Co., Ltd.		5,334,800	6,342,739
Major Cineplex Group Public Co., Ltd.		22,100,900	6,183,900
Land & Houses Public Co., Ltd. NVDR		30,358,200	5,667,520
LPN Development Public Co., Ltd.		22,126,300	5,231,233
LPN Development Public Co., Ltd. NVDR		4,000,000	945,638
Total Thailand			43,688,791

AUSTRALIA: 5.4%
Metcash, Ltd		4,000,000	15,182,468
Billabong International, Ltd.		1,032,413	10,673,976
Coca-Cola Amatil, Ltd.		929,730	9,591,464
Total Australia			35,447,908

INDONESIA: 4.3%
PT Telekomunikasi Indonesia ADR		321,904	11,511,287
PT Ramayana Lestari Sentosa		89,013,000	8,596,840
PT Telekomunikasi Indonesia		8,866,000	7,901,639
Total Indonesia			28,009,766

MALAYSIA: 3.6%
Top Glove Corp. BHD		2,445,700	10,419,259
Astro All Asia Networks PLC		7,820,000	10,244,339
Media Prima BHD		4,931,200	3,248,207
Total Malaysia			23,911,805

SINGAPORE: 3.1%
CapitaRetail China Trust, REIT		10,847,000	9,525,914
Venture Corp., Ltd.		767,000	4,774,396
Parkway Life REIT		4,695,868	4,563,788
CapitaLand, Ltd.		555,000	1,571,356
Total Singapore			20,435,454

PHILIPPINES: 3.0%
Globe Telecom, Inc.		882,820	19,516,726
Total Philippines			19,516,726

UNITED KINGDOM: 2.8%
HSBC Holdings PLC ADR		316,791	16,058,136
HSBC Holdings PLC		256,133	2,602,312
Total United Kingdom			18,660,448

TOTAL COMMON EQUITIES (Cost $537,808,600)			629,777,942

		Face Amount
INTERNATIONAL BONDS: 1.1%
JAPAN: 0.7%
ORIX Corp., Cnv.
1.000%, 03/31/2014	JPY	$310,000,000	4,401,808
Total Japan			4,401,808

		Face Amount	Value
INTERNATIONAL BONDS: (continued)
SINGAPORE: 0.4%
CapitaLand, Ltd., Cnv.
3.125%, 03/05/2018	SGD	3,500,000	$2,550,038
Total Singapore			2,550,038

TOTAL INTERNATIONAL BONDS (Cost $5,314,904)			6,951,846

TOTAL INVESTMENTS: 97.3% (Cost $543,123,504)(b)			636,729,788

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.7%			17,842,682

NET ASSETS: 100.0%			$654,572,470

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Cost of investments is $543,123,504 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$97,935,863
	Gross unrealized depreciation	(4,329,579)
	Net unrealized appreciation	$93,606,284

ADR	American Depositary Receipt
BHD	Berhad
Cnv.	Convertible
JPY	Japanese yen
NVDR	Non-voting Depositary Receipt
REIT	Real Estate Investment Trust
SGD	Singapore Dollar

See accompany notes to schedule of investments.

Matthews China Dividend Fund	March 31, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.7%

FINANCIALS: 19.2%
Real Estate Investment Trusts: 6.6%
CapitaRetail China Trust, REIT	493,000	$432,956
The Link REIT	155,000	381,924
		814,880

Commercial Banks: 6.5%
HSBC Holdings PLC ADR	8,200	415,658
Hang Seng Bank, Ltd.	27,100	377,065
		792,723

Real Estate Management & Development: 4.1%
Swire Pacific, Ltd. A Shares	21,500	258,424
Hang Lung Properties, Ltd.	61,000	245,444
		503,868

Capital Markets: 1.5%
Yuanta Financial Holding Co., Ltd.	302,000	181,184

Insurance: 0.5%
China Pacific Insurance Group Co., Ltd. H Shares(b)	15,000	66,308
Total Financials		2,358,963

INFORMATION TECHNOLOGY: 14.3%
Software: 4.0%
CyberLink Corp.	62,000	287,924
Kingsoft Corp., Ltd.	265,000	207,912
		495,836

Semiconductors & Semiconductor Equipment: 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	255,000	494,124

Electronic Equipment & Instruments: 3.9%
Kingboard Laminates Holdings, Ltd.	280,000	243,912
Digital China Holdings, Ltd.	137,000	232,265
		476,177

IT Services: 2.4%
SinoCom Software Group, Ltd.	1,924,000	294,080
Total Information Technology		1,760,217

UTILITIES: 13.9%
Electric Utilities: 8.0%
Cheung Kong Infrastructure Holdings, Ltd.	146,000	564,790
CLP Holdings, Ltd.	58,000	414,547
		979,337

Water Utilities: 3.4%
Guangdong Investment, Ltd.	786,000	424,797

Gas Utilities: 2.5%
Hong Kong & China Gas Co., Ltd.	122,000	303,967
Total Utilities		1,708,101

CONSUMER DISCRETIONARY: 12.5%
Textiles, Apparel & Luxury Goods: 3.8%
Shenzhou International Group Holdings, Ltd.	201,000	289,705
Ports Design, Ltd.	70,000	177,425
		467,130

Media: 3.5%
Television Broadcasts, Ltd.	90,000	435,688

Hotels, Restaurants & Leisure: 3.4%
Cafe’ de Coral Holdings, Ltd.	176,000	414,280

Auto Components: 1.5%
Xinyi Glass Holdings Co., Ltd.	200,000	182,417

Multiline Retail: 0.3%
PCD Stores, Ltd.(b)	114,100	37,648
Total Consumer Discretionary		1,537,163

TELECOMMUNICATION SERVICES: 10.8%
Diversified Telecommunication Services: 6.3%
Chunghwa Telecom Co., Ltd. ADR	23,309	452,894
China Communications Services Corp., Ltd. H Shares	630,000	316,028
		768,922

Wireless Telecommunication Services: 4.5%
China Mobile, Ltd. ADR	11,630	559,636
Total Telecommunication Services		1,328,558

INDUSTRIALS: 7.9%
Transportation Infrastructure: 6.0%
Jiangsu Expressway Co., Ltd. H Shares	452,000	426,512
China Merchants Holdings International Co., Ltd.	82,000	301,289
		727,801

Electrical Equipment: 1.9%
Hangzhou Steam Turbine Co., Ltd. B Shares	104,800	235,914
Total Industrials		963,715

HEALTH CARE: 6.3%
Pharmaceuticals: 3.4%
The United Laboratories, Ltd.	488,000	419,371

Health Care Equipment & Supplies: 2.9%
St. Shine Optical Co., Ltd.	48,000	349,084
Total Health Care		768,455

ENERGY: 6.1%
Oil, Gas & Consumable Fuels: 6.1%
CNOOC, Ltd. ADR	1,650	272,382
China Petroleum & Chemical Corp. ADR	3,240	266,458
China Shenhua Energy Co., Ltd. H Shares	49,500	213,642
Total Energy		752,482

CONSUMER STAPLES: 4.1%
Food Products: 3.2%
Vitasoy International Holdings, Ltd.	496,000	389,712

Beverages: 0.9%
Yantai Changyu Pioneer Wine Co., B Shares	12,927	107,534
Total Consumer Staples		497,246

	Shares	Value
COMMON EQUITIES: (continued)
MATERIALS: 2.6%
Chemicals: 2.6%
Yip’s Chemical Holdings, Ltd.	342,000	$316,064
Total Materials		316,064

TOTAL INVESTMENTS: 97.7% (Cost $11,616,451)(c)		11,990,964

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.3%		287,647

NET ASSETS: 100.0%		$12,278,611

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost of investments is $11,616,451 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$580,584
	Gross unrealized depreciation	(206,071)
	Net unrealized appreciation	$374,513

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompany notes to schedule of investments.

Matthews Asia Pacific Fund	March 31, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.2%

JAPAN: 32.4%
Softbank Corp.	296,100	$7,306,580
Sysmex Corp.	123,000	7,220,206
Nintendo Co., Ltd.	19,100	6,405,444
The Japan Steel Works, Ltd.	537,000	6,161,931
ORIX Corp.	67,690	6,010,206
Monex Group, Inc.	9,218	4,544,931
Pigeon Corp.	121,500	4,525,504
Fanuc, Ltd.	41,900	4,453,359
Benesse Holdings, Inc.	100,900	4,374,558
Asahi Breweries, Ltd.	213,100	3,998,704
Komatsu, Ltd.	188,900	3,968,692
MID REIT, Inc.	1,832	3,752,385
Keyence Corp.	14,930	3,574,816
Mori Trust Sogo REIT, Inc.	364	3,194,579
Unicharm Petcare Corp.	100,400	3,185,997
FamilyMart Co., Ltd.	88,100	2,805,255
Mitsubishi UFJ Financial Group, Inc. ADR	216,100	1,130,203
GCA Savvian Group Corp.(b)	991	942,793
Total Japan		77,556,143

CHINA/ HONG KONG: 26.0%
Ctrip.com International, Ltd. ADR(b)	182,400	7,150,080
China Life Insurance Co., Ltd. H Shares	1,049,000	5,026,923
Kingdee International Software Group Co., Ltd.	12,834,000	5,000,137
Tingyi (Cayman Islands) Holding Corp.	1,888,000	4,467,430
Hang Lung Group, Ltd.	782,000	4,141,965
Shangri-La Asia, Ltd.	2,096,000	4,108,161
China Vanke Co., Ltd. B Shares	3,319,787	3,809,225
China Mobile, Ltd.	375,000	3,606,164
Dairy Farm International Holdings, Ltd.	477,354	3,150,536
Hong Kong Exchanges and Clearing, Ltd.	189,000	3,147,202
China Merchants Bank Co., Ltd. H Shares	1,160,950	3,134,296
Ports Design, Ltd.	1,092,500	2,769,100
Dongfeng Motor Group Co., Ltd. H Shares	1,478,000	2,396,545
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	504,000	2,105,851
Shanda Games, Ltd. ADR(b)	282,800	2,036,160
Shenzhou International Group Holdings, Ltd.	1,252,000	1,804,533
Sany Heavy Equipment International Holdings Co., Ltd.(b)	1,456,000	1,628,394
Byd Co., Ltd. H Shares	155,500	1,546,560
Baoye Group Co., Ltd. H Shares	1,676,000	1,219,106
Total China/ Hong Kong		62,248,368

INDIA: 7.0%
HDFC Bank, Ltd.	126,958	5,473,838
Jain Irrigation Systems, Ltd.	213,106	4,555,062
Sun Pharmaceutical Industries, Ltd.	83,845	3,346,703
Bharti Airtel, Ltd.	479,493	3,336,169
Total India		16,711,772

TAIWAN: 6.3%
St. Shine Optical Co., Ltd.	533,000	3,876,289
Richtek Technology Corp.	343,350	3,674,274
Taiwan Semiconductor Manufacturing Co., Ltd.	1,697,585	3,289,481
Polaris Securities Co., Ltd.(b)	4,888,000	2,540,986
HTC Corp.	154,000	1,799,164
Total Taiwan		15,180,194

INDONESIA: 6.3%
PT Bank Rakyat Indonesia	6,401,500	5,790,027
PT Astra International	1,212,500	5,570,812
PT Telekomunikasi Indonesia	4,104,500	3,658,051
Total Indonesia		15,018,890

AUSTRALIA: 6.2%
CSL Australia, Ltd.	215,555	7,199,819
Oil Search, Ltd.	899,999	4,919,176
BHP Billiton, Ltd.	64,674	2,594,186
Total Australia		14,713,181

SOUTH KOREA: 3.7%
Kiwoom Securities Co., Ltd.	89,246	3,625,970
LG Electronics, Inc.	30,640	3,114,731
NHN Corp.(b)	13,282	2,114,934
Total South Korea		8,855,635

THAILAND: 3.5%
Major Cineplex Group Public Co., Ltd.	17,056,000	4,772,322
Siam Commercial Bank Public Co., Ltd.	1,264,400	3,592,964
Total Thailand		8,365,286

SINGAPORE: 2.9%
CapitaCommerical Trust, REIT	5,456,000	4,210,408
Keppel Land, Ltd.	1,074,000	2,812,644
Total Singapore		7,023,052

MALAYSIA: 1.6%
Parkson Holdings BHD	2,107,264	3,809,665
Total Malaysia		3,809,665

NEW ZEALAND: 0.8%
Fisher & Paykel Appliances Holdings, Ltd. H Shares(b)	4,143,499	1,823,040
Total New Zealand		1,823,040

VIETNAM: 0.5%
Saigon Securities, Inc.	513,060	1,142,734
Total Vietnam		1,142,734

TOTAL COMMON EQUITIES (Cost $166,183,151)		232,447,960

PREFERRED EQUITIES: 1.4%
SOUTH KOREA: 1.4%
Hyundai Motor Co., Ltd., Pfd.	96,520	3,443,454
Total South Korea		3,443,454

Total PREFERRED EQUITIES (Cost $1,069,680)		3,443,454

Value
TOTAL INVESTMENTS: 98.6% (Cost $167,252,831) (c)	$235,891,414

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.4%	3,384,094

NET ASSETS: 100.0%	$239,275,508

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost of investments is $167,252,831 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$75,156,652
	Gross unrealized depreciation	(6,518,069)
	Net unrealized appreciation	$68,638,583

ADR	American Depositary Receipt
BHD	Berhad
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompany notes to schedule of investments.

Matthews Pacific Tiger Fund	March 31, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.3%

CHINA/ HONG KONG: 35.8%
Hang Lung Group, Ltd.	20,164,000	$106,801,262
Ctrip.com International, Ltd. ADR(b)	2,132,950	83,611,640
China Mobile, Ltd. ADR	1,706,750	82,128,810
Swire Pacific, Ltd. A Shares	6,376,500	76,643,669
Ping An Insurance (Group) Co. of China, Ltd. H Shares	8,873,500	76,282,241
Tingyi (Cayman Islands) Holding Corp.	29,096,000	68,847,632
Lenovo Group, Ltd.	99,568,000	68,576,380
China Resources Enterprise, Ltd.	17,502,000	64,914,715
China Merchants Bank Co., Ltd. H Shares	22,182,350	59,887,208
Shangri-La Asia, Ltd.	29,326,000	57,478,968
Hengan International Group Co., Ltd.	7,671,000	57,185,184
Mindray Medical International, Ltd. ADR	1,564,297	56,971,697
Baidu, Inc. ADR(b)	92,600	55,282,200
Dongfeng Motor Group Co., Ltd. H Shares	33,440,000	54,222,235
China Resources Land, Ltd.	24,794,000	53,770,416
Dairy Farm International Holdings, Ltd.	8,088,246	53,382,424
Tencent Holdings, Ltd.	2,619,800	52,493,192
Hong Kong Exchanges and Clearing, Ltd.	2,989,500	49,780,746
China Vanke Co., Ltd. B Shares	41,875,296	48,048,996
New Oriental Education & Technology Group, Inc. ADR(b)	539,400	46,124,094
NetEase.com, Inc. ADR(b)	1,032,350	36,617,455
Inspur International, Ltd.†	210,000,000	27,540,164
Shenzhen Chiwan Wharf Holdings, Ltd. B Shares	11,949,117	20,159,452
Sinopharm Group Co., Ltd. H Shares(b)	2,256,400	10,123,514
Total China/ Hong Kong		1,366,874,294

INDIA: 19.1%
HDFC Bank, Ltd.	1,997,184	86,109,285
Sun Pharmaceutical Industries, Ltd.	1,665,363	66,473,560
Housing Development Finance Corp.	1,087,137	65,746,670
Tata Power Co., Ltd.	1,935,014	59,160,983
Infosys Technologies, Ltd.	948,401	55,225,825
Kotak Mahindra Bank, Ltd.	2,997,941	49,882,933
Unitech, Ltd.	27,649,406	45,230,980
Titan Industries, Ltd.	989,621	40,553,403
Larsen & Toubro, Ltd.	1,069,599	38,834,261
Bharti Airtel, Ltd.	5,563,480	38,709,036
Dabur India, Ltd.	10,030,888	35,481,412
Sun TV Network, Ltd.	3,602,590	34,295,617
ITC, Ltd.	5,855,000	34,286,611
Sintex Industries, Ltd.	4,505,656	29,645,174
Glenmark Pharmaceuticals, Ltd.	4,529,022	27,061,366
Infosys Technologies, Ltd. ADR	219,611	12,924,107
HDFC Bank, Ltd. ADR	63,900	8,907,021
Total India		728,528,244

SOUTH KOREA: 14.3%
LS Corp.	944,781	82,482,056
Hyundai Mobis	505,000	66,924,323
POSCO	129,000	60,293,216
Dongbu Insurance Co., Ltd.	2,061,690	58,846,612
NHN Corp.(b)	359,802	57,292,392
Cheil Worldwide, Inc.	181,154	53,652,020
Amorepacific Corp.	65,152	47,390,607
Yuhan Corp.	289,321	44,109,658
MegaStudy Co., Ltd.	233,231	38,449,913
Hana Financial Group, Inc.	683,003	21,169,544
S1 Corp.	366,848	15,134,718
Total South Korea		545,745,059

TAIWAN: 7.4%
Hon Hai Precision Industry Co., Ltd.	17,104,492	74,062,599
Taiwan Semiconductor Manufacturing Co., Ltd.	34,923,513	67,672,733
Synnex Technology International Corp.	26,039,200	57,381,982
Yuanta Financial Holding Co., Ltd.	85,500,000	51,295,612
President Chain Store Corp.	12,442,608	31,019,896
Total Taiwan		281,432,822

INDONESIA: 6.9%
PT Bank Central Asia	166,625,000	100,527,569
PT Astra International	14,665,230	67,379,162
PT Telekomunikasi Indonesia	67,960,500	60,568,386
PT Perusahaan Gas Negara	52,450,000	24,443,794
PT Telekomunikasi Indonesia ADR	275,700	9,859,032
Total Indonesia		262,777,943

MALAYSIA: 4.8%
Top Glove Corp. BHD	12,587,980	53,627,762
Genting BHD	25,770,600	52,063,256
KNM Group BHD	176,161,100	38,787,142
Public Bank BHD	10,836,386	38,660,870
Total Malaysia		183,139,030

THAILAND: 4.5%
Bank of Ayudhya Public Co., Ltd. NVDR	96,468,600	63,147,391
Land & Houses Public Co., Ltd.	224,719,500	43,369,772
Central Pattana Public Co., Ltd.	64,596,100	41,301,749
Land & Houses Public Co., Ltd. NVDR	130,450,000	24,353,484
Total Thailand		172,172,396

SINGAPORE: 3.5%
Parkway Holdings, Ltd.(b)	25,314,540	60,705,224
Hyflux, Ltd.	17,990,187	43,649,020
Keppel Land, Ltd.	11,762,000	30,802,904
Total Singapore		135,157,148

PHILIPPINES: 1.3%
SM Prime Holdings, Inc.	238,019,117	51,544,170
Total Philippines		51,544,170

VIETNAM: 0.7%
Vietnam Dairy Products JSC	6,104,900	26,757,789
Total Vietnam		26,757,789

Value
TOTAL INVESTMENTS: 98.3% (Cost $2,782,911,725)(c)	$3,754,128,895

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.7%	66,423,410

NET ASSETS: 100.0%	$3,820,552,305

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost of investments is $2,782,911,725 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,023,439,788
Gross unrealized depreciation	(52,,222,618)
Net unrealized appreciation	$971,217,170

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompany notes to schedule of investments.

Matthews China Fund	March 31, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: CHINA/HONG KONG: 98.9%

CONSUMER DISCRETIONARY: 24.9%
Distributors: 5.0%
Li & Fung, Ltd.	14,769,200	$72,634,287
China Resources Enterprise, Ltd.	16,738,000	62,081,047
		134,715,334
Hotels, Restaurants & Leisure: 4.8%
Ctrip.com International, Ltd. ADR(b)	1,427,200	55,946,240
Cafe’ de Coral Holdings, Ltd.	17,914,100	42,167,375
Shangri-La Asia, Ltd.	16,033,600	31,425,860
		129,539,475
Multiline Retail: 3.9%
Golden Eagle Retail Group, Ltd.	29,917,000	59,709,901
Parkson Retail Group, Ltd.	26,747,500	46,137,187
		105,847,088
Textiles, Apparel & Luxury Goods: 3.6%
Li Ning Co., Ltd.	12,608,000	45,679,854
Ports Design, Ltd.	14,983,500	37,977,851
Glorious Sun Enterprises, Ltd.	33,994,000	12,109,837
		95,767,542
Automobiles: 3.0%
Dongfeng Motor Group Co., Ltd. H Shares	50,328,000	81,605,761

Specialty Retail: 2.1%
Belle International Holdings, Ltd.	41,379,000	55,528,169

Diversified Consumer Services: 1.7%
New Oriental Education & Technology Group, Inc. ADR(b)	517,300	44,234,323

Media: 0.8%
Television Broadcasts, Ltd.	3,270,000	15,829,989
AirMedia Group, Inc. ADR(b)	1,021,400	6,383,750
		22,213,739
Total Consumer Discretionary		669,451,431

FINANCIALS: 18.6%
Commercial Banks: 6.3%
BOC Hong Kong Holdings, Ltd.	24,263,000	57,730,887
China Merchants Bank Co., Ltd. H Shares	20,925,114	56,492,962
China Construction Bank Corp. H Shares	40,638,000	33,223,018
Bank of Communications Co., Ltd. H Shares	19,607,000	23,292,260
		170,739,127
Real Estate Management & Development: 6.1%
Hang Lung Group, Ltd.	9,388,000	49,724,769
Swire Pacific, Ltd. A Shares	3,930,000	47,237,453
China Vanke Co., Ltd. B Shares	29,906,484	34,315,615
China Resources Land, Ltd.	14,852,000	32,209,333
		163,487,170
Insurance: 4.6%
Ping An Insurance (Group) Co. of China, Ltd. H Shares	7,052,500	60,627,769
China Life Insurance Co., Ltd. H Shares	11,080,000	53,096,577
China Life Insurance Co., Ltd. ADR	136,300	9,819,052
		123,543,398
Diversified Financial Services: 1.6%
Hong Kong Exchanges and Clearing, Ltd.	2,648,500	44,102,461
Total Financials		501,872,156

INFORMATION TECHNOLOGY: 12.7%
Internet Software & Services: 4.3%
Tencent Holdings, Ltd.	2,681,100	53,721,466
Sina Corp.(b)	821,900	30,977,411
NetEase.com, Inc. ADR(b)	851,400	30,199,158
		114,898,035
Computers & Peripherals: 3.5%
Lenovo Group, Ltd.	93,222,000	64,205,642
TPV Technology, Ltd.	45,168,000	30,393,845
		94,599,487
Communications Equipment: 2.7%
ZTE Corp. H Shares	11,887,236	71,921,006

Software: 1.7%
Kingdee International Software Group Co., Ltd.†	120,330,000	46,880,664

Electronic Equipment & Instruments: 0.5%
Digital China Holdings, Ltd.	8,558,000	14,508,941
Total Information Technology		342,808,133

INDUSTRIALS: 12.7%
Transportation Infrastructure: 3.8%
China Merchants Holdings International Co., Ltd.	17,940,581	65,918,222
GZI Transport, Ltd.	36,765,000	18,833,236
Beijing Capital International Airport Co., Ltd. H Shares(b)	29,740,000	17,740,584
		102,492,042
Machinery: 3.1%
China South Locomotive and Rolling Stock Corp. H Shares	73,850,000	57,837,412
China National Materials Co., Ltd. H Shares	37,943,000	25,228,380
		83,065,792
Airlines: 2.0%
Air China, Ltd. H Shares(b)	52,925,900	54,563,237

Electrical Equipment: 2.0%
China High Speed Transmission Equipment Group Co., Ltd.	24,497,000	54,065,340

Construction & Engineering: 1.0%
China Railway Construction Corp., Ltd. H Shares	20,975,500	25,813,244

Industrial Conglomerates: 0.8%
NWS Holdings, Ltd.	11,017,276	21,962,891
Total Industrials		341,962,546

CONSUMER STAPLES: 10.6%
Food Products: 4.6%
Tingyi (Cayman Islands) Holding Corp.	29,851,000	70,634,131
China Yurun Food Group, Ltd.	17,255,000	52,664,960
		123,299,091
Food & Staples Retailing: 2.3%
Lianhua Supermarket Holdings Co., Ltd. H Shares†	17,150,000	61,671,175

Household & Personal Products: 1.9%
Hengan International Group Co., Ltd.	6,797,000	50,669,756

Beverages: 1.8%
Tsingtao Brewery Co., Ltd. H Shares	9,707,000	48,802,776
Total Consumer Staples		284,442,798

	Shares	Value
COMMON EQUITIES: CHINA/HONG KONG: (continued)

ENERGY: 6.5%
Oil, Gas & Consumable Fuels: 5.2%
CNOOC, Ltd.	36,834,000	$60,812,983
China Shenhua Energy Co., Ltd. H Shares	12,695,500	54,793,798
China Petroleum & Chemical Corp. (Sinopec) H Shares	28,676,000	23,551,069
		139,157,850
Energy Equipment & Services: 1.3%
China Oilfield Services, Ltd. H Shares	24,186,000	35,474,116
Total Energy		174,631,966

UTILITIES: 5.6%
Electric Utilities: 2.2%
Cheung Kong Infrastructure Holdings, Ltd.	15,431,500	59,695,639

Gas Utilities: 2.0%
Hong Kong & China Gas Co., Ltd.	20,950,594	52,199,004

Independent Power Producers & Energy Traders: 1.4%
China Longyuan Power Group Corp. H Shares(b)	19,836,000	23,445,227
Datang International Power Generation Co., Ltd. H Shares	30,990,000	14,019,949
		37,465,176
Total Utilities		149,359,819

TELECOMMUNICATION SERVICES: 4.1%
Wireless Telecommunication Services: 2.9%
China Mobile, Ltd.	5,773,583	55,521,296
China Mobile, Ltd. ADR	474,200	22,818,504
		78,339,800
Diversified Telecommunication Services: 1.2%
China Communications Services Corp., Ltd. H Shares	63,578,000	31,892,741
Total Telecommunication Services		110,232,541

HEALTH CARE: 2.6%
Health Care Providers & Services: 1.4%
Sinopharm Group Co., Ltd. H Shares(b)	8,128,000	36,466,904

Health Care Equipment & Supplies: 1.2%
Mindray Medical International, Ltd. ADR	917,468	33,414,184
Total Health Care		69,881,088

MATERIALS: 0.6%
Construction Materials: 0.6%
China National Building Material Co., Ltd. H Shares	8,606,000	16,636,845
Total Materials		16,636,845

TOTAL INVESTMENTS: 98.9% (Cost $1,987,303,314)(c)		2,661,279,323

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		29,759,346

NET ASSETS: 100.0%		$2,691,038,669

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost of investments is $1,987,303,314 and net unrealized appreciation consists of:

Gross unrealized appreciation	$730,768,684
Gross unrealized depreciation	(56,792,675)
Net unrealized appreciation	$673,976,009

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt

See accompany notes to schedule of investments.

Matthews India Fund	March 31, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 93.5%

FINANCIALS: 25.4%
Commercial Banks: 14.4%
Axis Bank, Ltd.	845,032	$21,969,222
Oriental Bank of Commerce	2,946,834	21,047,236
HDFC Bank, Ltd.	428,033	18,454,792
Corporation Bank	1,719,331	18,384,812
HDFC Bank, Ltd. ADR	122,227	17,037,222
Allahabad Bank	4,550,000	14,467,194
ICICI Bank, Ltd. ADR	178,283	7,612,684
ICICI Bank, Ltd.	50,000	1,059,777
		120,032,939
Diversified Financial Services: 3.2%
Kotak Mahindra Bank, Ltd.	1,075,000	17,886,994
Infrastructure Development Finance Co., Ltd.	2,462,708	8,823,538
		26,710,532
Real Estate Management & Development: 3.0%
Unitech, Ltd.	7,603,178	12,437,851
Ascendas India Trust	17,090,000	11,849,816
Emami Infrastructure, Ltd.(b)	212,681	266,713
		24,554,380
Consumer Finance: 2.1%
Shriram Transport Finance Co., Ltd.	1,497,977	17,566,983

Thrifts & Mortgage Finance: 1.8%
Housing Development Finance Corp.	245,000	14,816,839

Capital Markets: 0.9%
HSBC InvestDirect India, Ltd.(c)	1,439,981	7,505,414
Total Financials		211,187,087

INDUSTRIALS: 20.3%
Machinery: 7.7%
Jain Irrigation Systems, Ltd.	1,166,127	24,925,534
Ashok Leyland, Ltd.	18,511,277	23,016,597
Thermax, Ltd.	1,043,128	15,828,539
		63,770,670
Electrical Equipment: 3.3%
Crompton Greaves, Ltd.	4,777,500	27,769,769

Road & Rail: 3.1%
Container Corp. of India, Ltd.	875,386	25,715,540

Building Products: 2.5%
Sintex Industries, Ltd.	3,183,251	20,944,348

Construction & Engineering: 2.1%
Larsen & Toubro, Ltd.	481,660	17,487,778

Industrial Conglomerates: 1.6%
MAX India, Ltd.(c)	2,838,102	13,080,774
Total Industrials		168,768,879

CONSUMER DISCRETIONARY: 10.0%
Media: 4.8%
Sun TV Network, Ltd.	1,905,127	18,136,259
HT Media, Ltd.	3,030,987	9,395,900
Jagran Prakashan, Ltd.	3,184,112	8,324,231
Dish TV India, Ltd.(c)	4,737,097	3,864,196
		39,720,586
Auto Components: 2.3%
Exide Industries, Ltd.	6,916,741	18,954,441

Hotels, Restaurants & Leisure: 1.7%
Indian Hotels Co., Ltd.	6,374,840	14,499,751

Textiles, Apparel & Luxury Goods: 1.2%
Titan Industries, Ltd.	254,691	10,436,912
Total Consumer Discretionary		83,611,690

INFORMATION TECHNOLOGY: 9.1%
IT Services: 6.4%
Infosys Technologies, Ltd.	298,281	17,369,039
Infosys Technologies, Ltd. ADR	213,179	12,545,584
HCL-Infosystems, Ltd.	4,119,485	12,464,575
CMC, Ltd.	352,123	10,508,261
		52,887,459
Internet Software & Services: 1.7%
Info Edge India, Ltd.	741,788	14,408,117

Software: 1.0%
Financial Technologies India, Ltd.	240,752	8,394,815
Total Information Technology		75,690,391

HEALTH CARE: 6.8%
Pharmaceuticals: 6.8%
Sun Pharmaceutical Industries, Ltd.	710,460	28,358,265
Cipla, Ltd.	1,953,275	14,718,018
Glenmark Pharmaceuticals, Ltd.	2,228,091	13,313,070
Total Health Care		56,389,353

CONSUMER STAPLES: 6.5%
Personal Products: 5.8%
Dabur India, Ltd.	6,939,715	24,547,267
Emami, Ltd.	896,398	12,367,708
Marico, Ltd.	4,549,720	11,036,906
		47,951,881
Tobacco: 0.7%
ITC, Ltd.	990,000	5,797,395
Total Consumer Staples		53,749,276

ENERGY: 4.7%
Oil, Gas & Consumable Fuels: 4.7%
Reliance Industries, Ltd.	1,110,742	26,581,257
Chennai Petroleum Corp., Ltd.(c)	1,889,744	12,411,469
Total Energy		38,992,726

UTILITIES: 4.6%
Gas Utilities: 2.8%
Gail India, Ltd.	2,599,751	23,763,438

Electric Utilities: 1.8%
CESC, Ltd.	1,750,920	14,915,595
Total Utilities		38,679,033

MATERIALS: 4.3%
Chemicals: 4.0%
Asian Paints, Ltd.	512,500	23,265,785
Castrol India, Ltd.	625,000	9,647,705
		32,913,490

	Shares	Value
COMMON EQUITIES: (continued)

Metals & Mining: 0.3%
NMDC, Ltd.	392,045	$2,568,444

Construction Materials: 0.0%
Grasim Industries, Ltd.	980	61,434
Total Materials		35,543,368

TELECOMMUNICATION SERVICES: 1.8%
Wireless Telecommunication Services: 1.8%
Bharti Airtel, Ltd.	2,194,382	15,267,856
Total Telecommunication Services		15,267,856
TOTAL COMMON EQUITIES (Cost $556,430,371)		777,879,659

	Face Amount
INTERNATIONAL BONDS: 3.1%

MATERIALS: 1.8%
Metals & Mining: 1.8%
Sesa Goa, Ltd., Cnv.
5.000%, 10/31/2014	$11,000,000	14,932,500
Total Materials		14,932,500

HEALTH CARE: 0.9%
Pharmaceuticals: 0.9%
Aurobindo Pharma, Ltd., Cnv.
0.000%, 05/17/2011	3,150,000	4,221,000
Aurobindo Pharma, Ltd., Cnv.
0.000%, 08/11/2010	2,000,000	3,430,000
Total Health Care		7,651,000

INFORMATION TECHNOLOGY: 0.4%
Software: 0.4%
Financial Technologies India, Ltd., Cnv.
0.000%, 12/21/2011	2,500,000	3,200,000
Total Information Technology		3,200,000
TOTAL INTERNATIONAL BONDS (Cost $21,666,512)		25,783,500

TOTAL INVESTMENTS: 96.6% (Cost $578,096,883)(d)		803,663,159

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.4%		27,921,744

NET ASSETS: 100.0%		$831,584,903

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Illiquid security.
(c)	Non-income producing security.
(d)	Cost of investments is $578,096,883 and net unrealized appreciation consists of:

Gross unrealized appreciation	$249,541,272
Gross unrealized depreciation	(23,974,996)
Net unrealized appreciation	$225,566,276

ADR	American Depositary Receipt
Cnv.	Convertible

See accompany notes to schedule of investments.

Matthews Japan Fund	March 31, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: JAPAN: 98.9%

FINANCIALS: 23.6%
Real Estate Investment Trusts: 8.2%
Advance Residence Investment Corp., REIT	1,698	$2,105,019
BLife Investment Corp., REIT	274	1,192,567
United Urban Investment Corp., REIT	149	858,805
Japan Retail Fund Investment Corp., REIT	355	418,456
Starts Proceed Investment Corp., REIT	396	398,795
Premier Investment Corp., REIT	114	375,158
Japan Hotel and Resort, Inc., REIT	261	369,728
Nippon Commercial Investment Corp., REIT	263	354,924
		6,073,452
Capital Markets: 4.3%
Nomura Holdings, Inc.	249,900	1,833,678
Jafco Co., Ltd.	49,900	1,312,951
		3,146,629
Real Estate Management & Development: 3.6%
Goldcrest Co., Ltd.	60,700	1,609,235
Kenedix, Inc.(b)	3,625	1,063,853
		2,673,088
Consumer Finance: 3.3%
ORIX Corp.	27,120	2,407,989

Diversified Financial Services: 3.3%
Japan Securities Finance Co., Ltd.	225,500	1,660,284
IBJ Leasing Co., Ltd.	37,400	747,124
		2,407,408
Commercial Banks: 0.9%
Mitsubishi UFJ Financial Group, Inc.	130,400	683,512
Total Financials		17,392,078

INDUSTRIALS: 20.2%
Machinery: 15.5%
The Japan Steel Works, Ltd.	189,000	2,168,724
Nabtesco Corp.	134,000	1,789,329
Kubota Corp.	195,000	1,780,399
Hoshizaki Electric Co., Ltd.	97,700	1,462,888
Komatsu, Ltd.	69,000	1,449,654
Fanuc, Ltd.	13,100	1,392,339
Mitsubishi Heavy Industries, Ltd.	322,000	1,335,750
		11,379,083
Trading Companies & Distributors: 3.3%
ITOCHU Corp.	277,000	2,431,278

Construction & Engineering: 1.4%
Toshiba Plant Systems & Services Corp.	91,000	1,024,928
Total Industrials		14,835,289

CONSUMER DISCRETIONARY: 19.1%
Automobiles: 7.7%
Fuji Heavy Industries, Ltd.(b)	574,000	2,978,284
Nissan Motor Co., Ltd.(b)	315,800	2,711,941
		5,690,225
Household Durables: 5.9%
Panasonic Corp.	125,000	1,916,380
Sony Corp.	33,400	1,279,767
Rinnai Corp.	21,600	1,135,479
		4,331,626
Specialty Retail: 1.9%
Point, Inc.	22,750	1,364,377

Hotels, Restaurants & Leisure: 1.2%
WATAMI Co., Ltd.	48,600	889,199

Diversified Consumer Services: 1.0%
Benesse Holdings, Inc.	16,900	732,706

Auto Components: 0.7%
Koito Manufacturing Co., Ltd.	37,000	550,754

Media: 0.7%
Toei Co., Ltd.	104,000	532,392
Total Consumer Discretionary		14,091,279

INFORMATION TECHNOLOGY: 18.1%
Electronic Equipment & Instruments: 8.7%
Nidec Corp.	18,200	1,951,437
Kyocera Corp.	12,500	1,220,142
Hamamatsu Photonics, K.K.	42,200	1,194,229
Nippon Electric Glass Co., Ltd.	79,000	1,115,080
Keyence Corp.	3,997	957,035
		6,437,923
Internet Software & Services: 4.6%
So-net Entertainment Corp.	792	1,973,636
Kakaku.com, Inc.	394	1,429,565
		3,403,201
Computers & Peripherals: 3.2%
Toshiba Corp.(b)	452,000	2,339,473

Software: 1.6%
Nintendo Co., Ltd.	3,500	1,173,773
Total Information Technology		13,354,370

CONSUMER STAPLES: 6.2%
Household Products: 2.9%
Pigeon Corp.	57,400	2,137,975

Tobacco: 2.1%
Japan Tobacco, Inc.	411	1,530,089

Food Products: 1.2%
Unicharm Petcare Corp.	27,000	856,792
Total Consumer Staples		4,524,856

HEALTH CARE: 5.0%
Health Care Equipment & Supplies: 5.0%
Sysmex Corp.	37,300	2,189,542
Mani, Inc.	23,000	903,972
Asahi Intecc Co., Ltd.	35,000	553,431
Total Health Care		3,646,945

MATERIALS: 3.4%
Chemicals: 2.7%
Denki Kagaku Kogyo, K.K.	253,000	1,088,657
Kansai Paint Co., Ltd.	112,000	914,879
		2,003,536

	Shares	Value
COMMON EQUITIES: JAPAN: (continued)

Metals & Mining: 0.7%
Hitachi Metals, Ltd.	50,000	$526,407
Total Materials		2,529,943

TELECOMMUNICATION SERVICES: 3.3%
Wireless Telecommunication Services: 3.3%
Softbank Corp.	97,100	2,396,045
Total Telecommunication Services		2,396,045

TOTAL INVESTMENTS: 98.9% (Cost $62,856,441)(c)		72,770,805

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		838,902

NET ASSETS: 100.0%		$73,609,707

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost of investments is $62,856,441 and net unrealized appreciation consists of:

Gross unrealized appreciation	$11,804,648
Gross unrealized depreciation	(1,890,284)
Net unrealized appreciation	$9,914,364

REIT	Real Estate Investment Trust

See accompany notes to schedule of investments.

Matthews Korea Fund	March 31, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: SOUTH KOREA: 94.7%

CONSUMER DISCRETIONARY: 19.5%
Automobiles: 3.9%
Hyundai Motor Co.	28,573	$2,913,671
Kia Motors Corp.(b)	109,610	2,444,185
		5,357,856
Hotels, Restaurants & Leisure: 3.9%
Modetour Network, Inc.	79,221	2,099,079
Grand Korea Leisure Co., Ltd.	76,690	1,660,617
Hana Tour Service, Inc.	36,817	1,543,332
		5,303,028
Household Durables: 3.8%
LG Electronics, Inc.	33,628	3,418,478
Samsung Digital Imaging Co., Ltd.(c)	41,991	1,753,642
		5,172,120
Auto Components: 3.4%
Hyundai Mobis	22,885	3,032,798
Hankook Tire Co., Ltd.	84,860	1,607,476
		4,640,274
Media: 1.9%
Cheil Worldwide, Inc.	8,824	2,613,387

Multiline Retail: 1.7%
Hyundai Department Store Co., Ltd.	26,513	2,426,486

Diversified Consumer Services: 0.9%
MegaStudy Co., Ltd.	7,369	1,214,836
Total Consumer Discretionary		26,727,987

INFORMATION TECHNOLOGY: 19.0%
Semiconductors & Semiconductor Equipment: 11.2%
Samsung Electronics Co., Ltd.	21,218	15,340,493

Electronic Equipment & Instruments: 6.0%
LG Display Co., Ltd. ADR	146,300	2,586,584
Samsung Electro-Mechanics Co., Ltd.	23,045	2,340,336
Uju Electronics Co., Ltd.	86,724	1,886,394
Samsung SDI Co., Ltd.	11,498	1,442,820
		8,256,134
Internet Software & Services: 1.8%
NHN Corp.(b)	15,527	2,472,413
Total Information Technology		26,069,040

FINANCIALS: 17.7%
Commercial Banks: 9.4%
Shinhan Financial Group Co., Ltd.	119,948	4,727,888
KB Financial Group, Inc.	65,159	3,138,096
Korea Exchange Bank	177,970	2,121,755
KB Financial Group, Inc. ADR(b)	32,453	1,556,446
Hana Financial Group, Inc.	45,522	1,410,945
		12,955,130
Insurance: 4.6%
Dongbu Insurance Co., Ltd.	120,570	3,441,417
Samsung Fire & Marine Insurance Co., Ltd.	14,205	2,278,821
Korea Life Insurance Co., Ltd.(b)	70,000	541,959
		6,262,197
Capital Markets: 3.7%
Kiwoom Securities Co., Ltd.	84,370	3,427,863
Samsung Securities Co., Ltd.	29,959	1,614,922
		5,042,785
Total Financials		24,260,112

MATERIALS: 10.5%
Chemicals: 5.2%
LG Chem, Ltd.	14,827	3,151,135
Hyosung Corp.	32,096	2,306,639
SODIFF Advanced Materials Co., Ltd.	21,729	1,631,602
		7,089,376
Metals & Mining: 4.5%
POSCO ADR	37,800	4,422,978
POSCO	3,903	1,824,220
		6,247,198
Containers & Packaging: 0.8%
Lock & Lock Co., Ltd.	46,750	1,074,285
Total Materials		14,410,859

INDUSTRIALS: 10.2%
Construction & Engineering: 2.6%
Samsung Engineering Co., Ltd.	20,725	2,144,038
HanmiParsons Co., Ltd.	109,050	1,420,512
		3,564,550
Industrial Conglomerates: 2.4%
Orion Corp.	7,331	1,827,162
Samsung Techwin Co., Ltd.	20,004	1,500,873
		3,328,035
Building Products: 2.1%
Sung Kwang Bend Co., Ltd.	84,859	1,940,846
LG Hausys, Ltd.	9,204	910,823
		2,851,669
Commercial Services & Supplies: 2.1%
Korea Plant Service & Engineering Co., Ltd.	37,700	1,704,033
S1 Corp.	26,147	1,078,723
		2,782,756
Machinery: 1.0%
JVM Co., Ltd.(b)	50,804	1,373,331
Total Industrials		13,900,341

CONSUMER STAPLES: 7.9%
Food & Staples Retailing: 3.9%
Shinsegae Food Co., Ltd.	40,835	2,887,798
Shinsegae Co., Ltd.	5,000	2,365,116
		5,252,914
Personal Products: 1.5%
Amorepacific Corp.	2,808	2,042,498

Household Products: 1.4%
LG Household & Health Care, Ltd.	7,351	1,965,334

Tobacco: 1.1%
KT&G Corp.	27,030	1,495,317
Total Consumer Staples		10,756,063

	Shares	Value
COMMON EQUITIES: SOUTH KOREA: (continued)

TELECOMMUNICATION SERVICES: 4.3%
Wireless Telecommunication Services: 2.8%
SK Telecom Co., Ltd. ADR	119,700	$2,066,022
SK Telecom Co., Ltd.	11,874	1,823,878
		3,889,900
Diversified Telecommunication Services: 1.5%
KT Corp.	48,404	2,003,450
Total Telecommunication Services		5,893,350

HEALTH CARE: 4.1%
Pharmaceuticals: 4.1%
Dong-A Pharmaceutical Co., Ltd.	20,506	2,093,262
Yuhan Corp.	13,208	2,013,682
LG Life Sciences, Ltd.(b)	30,324	1,530,173
Total Health Care		5,637,117

ENERGY: 1.5%
Oil, Gas & Consumable Fuels: 1.5%
SK Energy Co., Ltd.	19,576	2,101,600
Total Energy		2,101,600
TOTAL COMMON EQUITIES (Cost $101,116,887)		129,756,469

PREFERRED EQUITIES: SOUTH KOREA: 3.5%
CONSUMER DISCRETIONARY: 1.3%
Automobiles: 1.3%
Hyundai Motor Co., Ltd., 2nd Pfd.	48,400	1,792,711
Total Consumer Discretionary		1,792,711

INFORMATION TECHNOLOGY: 1.2%
Semiconductors & Semiconductor Equipment: 1.2%
Samsung Electronics Co., Ltd., Pfd.	3,331	1,584,512
Total Information Technology		1,584,512

FINANCIALS: 1.0%
Insurance: 1.0%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	17,000	1,359,104
Total Financials		1,359,104
Total PREFERRED EQUITIES (Cost $3,991,372)		4,736,327

TOTAL INVESTMENTS: 98.2% (Cost $105,108,259)(d)		134,492,796

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.8%		2,481,025

NET ASSETS: 100.0%		$136,973,821

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Cost of investments is $105,108,259 and net unrealized appreciation consists of:

Gross unrealized appreciation	$32,163,850
Gross unrealized depreciation	(2,779,313)
Net unrealized appreciation	$29,384,537

ADR	American Depositary Receipt
Pfd.	Preferred

See accompany notes to schedule of investments.

Matthews Asia Small Companies Fund	March 31, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.5%

CHINA/ HONG KONG: 30.0%
Yip’s Chemical Holdings, Ltd.	3,476,000	$3,212,393
Xinyi Glass Holdings Co., Ltd.	3,466,000	3,161,280
Hengdeli Holdings, Ltd.	7,188,000	3,062,524
KWG Property Holding, Ltd.	3,960,500	2,868,222
Kingdee International Software Group Co., Ltd.	6,918,000	2,695,258
Vinda International Holdings, Ltd.	3,915,000	2,589,206
Minth Group, Ltd.	1,540,000	2,577,473
Dalian Port PDA Co., Ltd. H Shares	5,084,000	2,380,596
Golden Eagle Retail Group, Ltd.	1,159,000	2,313,192
Comba Telecom Systems Holdings, Ltd.	1,594,000	2,036,882
PCD Stores, Ltd.(b)	6,132,900	2,023,563
AAC Acoustic Technologies Holdings, Inc.	1,170,000	1,953,379
Zhuzhou CSR Times Electric Co., Ltd. H Shares	970,000	1,836,970
Uni-President China Holdings, Ltd.	2,755,000	1,680,368
Towngas China Co., Ltd.	3,303,000	1,593,055
China Green Holdings, Ltd.	1,248,000	1,569,919
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	364,000	1,520,892
Longtop Financial Technologies, Ltd. ADR(b)	39,900	1,285,179
Ming Fai International Holdings, Ltd.	4,712,000	1,106,049
Mindray Medical International, Ltd. ADR	26,800	976,056
Xingda International Holdings, Ltd.	1,483,000	820,406
Wasion Group Holdings, Ltd.	1,056,000	746,978
Fook Woo Group Holdings, Ltd.(b)	2,000,000	695,495
Total China/ Hong Kong		44,705,335

INDIA: 20.6%
Ipca Laboratories, Ltd.	549,197	3,292,278
Exide Industries, Ltd.	913,293	2,502,762
CMC, Ltd.	77,430	2,310,712
Federal Bank, Ltd.	361,429	2,145,668
Thermax, Ltd.	132,383	2,008,794
Sun TV Network, Ltd.	202,493	1,927,675
Jain Irrigation Systems, Ltd.	89,809	1,919,634
Page Industries, Ltd.	105,710	1,897,930
Usha Martin, Ltd.	794,660	1,795,224
Emami, Ltd.	125,515	1,731,745
Asian Paints, Ltd.	31,985	1,452,012
Container Corp. of India, Ltd.	49,136	1,443,430
CRISIL, Ltd.	12,108	1,409,528
India Infoline, Ltd.	501,011	1,272,015
Jyothy Laboratories, Ltd.	324,658	1,230,468
Sanghvi Movers, Ltd.	256,613	1,178,319
Bajaj Electricals, Ltd.	222,110	1,094,179
Emami Infrastructure, Ltd.(c)	35,091	44,006
Total India		30,656,379

TAIWAN: 16.9%
St. Shine Optical Co., Ltd.	625,492	4,548,945
Synnex Technology International Corp.	1,357,800	2,992,152
ACES Electronic Co., Ltd.	786,000	2,956,127
Richtek Technology Corp.	262,000	2,803,728
TXC Corp.	1,583,900	2,778,421
Pacific Hospital Supply Co., Ltd.	1,079,000	2,734,271
Formosa International Hotels Corp.	207,700	2,272,449
Chroma ATE, Inc.	1,036,175	2,251,649
Everlight Electronic Co., Ltd.	575,046	1,785,819
Total Taiwan		25,123,561

SOUTH KOREA: 14.8%
Dongbu Insurance Co., Ltd.	113,970	3,253,034
YES24 Co., Ltd.	286,288	2,502,121
SODIFF Advanced Materials Co., Ltd.	30,866	2,317,688
Sung Kwang Bend Co., Ltd.	97,545	2,230,993
POSCO Refractories & Environment Co., Ltd.	40,421	2,105,885
Cheil Worldwide, Inc.	6,371	1,886,886
MegaStudy Co., Ltd.	10,607	1,748,645
Korea Plant Service & Engineering Co., Ltd.	38,210	1,727,085
Korea Zinc Co., Ltd.	8,288	1,478,258
Kiwoom Securities Co., Ltd.	35,605	1,446,593
Modetour Network, Inc.	52,920	1,402,195
Total South Korea		22,099,383

SINGAPORE: 10.9%
Singapore Airport Terminal Services, Ltd.	1,734,000	3,282,323
Keppel Land, Ltd.	931,000	2,438,149
CSE Global, Ltd.	3,205,000	2,266,543
Ascendas India Trust, REIT	3,187,000	2,209,793
Allgreen Properties, Ltd.	2,227,000	1,889,406
Armstrong Industrial Corp., Ltd.	6,630,000	1,511,177
Asiatravel.com Holdings, Ltd.	3,374,000	1,424,448
Kim Eng Holdings, Ltd.	832,000	1,199,938
Total Singapore		16,221,777

INDONESIA: 1.9%
PT Jasa Marga	9,460,000	1,857,467
PT Bank Tabungan Pensiunan Nasional(b)	1,052,000	912,761
Total Indonesia		2,770,228

MALAYSIA: 1.6%
Dialog Group BHD	7,124,938	2,398,332
Total Malaysia		2,398,332

THAILAND: 0.8%
Quality Houses Public Co., Ltd.	16,758,400	1,251,068
Total Thailand		1,251,068

TOTAL INVESTMENTS: 97.5% (Cost $119,441,852)(d)		145,226,063

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.5%		3,717,224

NET ASSETS: 100.0%		$148,943,287

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Illiquid security.

(d)	Cost of investments is $119,441,852 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$27,062,447
	Gross unrealized depreciation	(1,278,236)
	Net unrealized appreciation	$25,784,211

ADR	American Depositary Receipt
BHD	Berhad
REIT	Real Estate Investment Trust

See accompany notes to schedule of investments.

Matthews Asian Technology Fund	March 31, 2010
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.5%

JAPAN: 26.2%
Sony Corp.	147,100	$5,636,339
Canon, Inc.	111,300	5,148,209
Toshiba Corp.(b)	774,000	4,006,088
Disco Corp.	46,800	2,884,369
Fanuc, Ltd.	25,200	2,678,392
Hoya Corp.	95,300	2,623,990
Nippon Electric Glass Co., Ltd.	173,000	2,441,884
Nidec Corp.	21,400	2,294,547
TDK Corp.	34,100	2,273,276
Nikon Corp.	103,000	2,251,893
Nintendo Co., Ltd.	6,000	2,012,181
Denki Kagaku Kogyo, K.K.	343,000	1,475,926
Hamamatsu Photonics, K.K.	51,700	1,463,071
Yahoo! Japan Corp.	3,185	1,161,736
Asahi Intecc Co., Ltd.	68,700	1,086,306
Total Japan		39,438,207

CHINA/ HONG KONG: 23.7%
Baidu, Inc. ADR(b)	13,900	8,298,300
China Mobile, Ltd. ADR	89,800	4,321,176
Kingdee International Software Group Co., Ltd.	7,102,000	2,766,945
Ctrip.com International, Ltd. ADR(b)	67,600	2,649,920
Mindray Medical International, Ltd. ADR	69,700	2,538,474
New Oriental Education & Technology Group, Inc. ADR(b)	27,300	2,334,423
Tencent Holdings, Ltd.	99,400	1,991,688
ZTE Corp. H Shares	327,280	1,980,133
Lenovo Group, Ltd.	2,656,000	1,829,291
AAC Acoustic Technologies Holdings, Inc.	1,058,000	1,766,388
Longtop Financial Technologies, Ltd. ADR(b)	48,960	1,577,002
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	372,000	1,554,318
Shanda Games, Ltd. ADR(b)	108,700	782,640
Digital China Holdings, Ltd.	461,000	781,564
ASM Pacific Technology, Ltd.	54,200	512,527
Total China/ Hong Kong		35,684,789

TAIWAN: 21.6%
Hon Hai Precision Industry Co., Ltd.	1,110,333	4,807,752
Taiwan Semiconductor Manufacturing Co., Ltd.	1,928,933	3,737,773
MediaTek, Inc.	206,156	3,578,151
Richtek Technology Corp.	272,150	2,912,345
Acer, Inc.	859,780	2,538,940
St. Shine Optical Co., Ltd.	339,000	2,465,407
Synnex Technology International Corp.	1,019,300	2,246,208
Delta Electronics, Inc.	696,000	2,203,870
TXC Corp.	1,114,000	1,954,139
Tripod Technology Corp.	559,000	1,892,848
Nan Ya Printed Circuit Board Corp.	426,000	1,689,958
ACES Electronic Co., Ltd.	444,000	1,669,873
Epistar Corp.	229,000	760,570
Total Taiwan		32,457,834

SOUTH KOREA: 15.5%
Samsung Electronics Co., Ltd.	7,795	5,635,741
LG Electronics, Inc.	30,341	3,084,336
Samsung Electro-Mechanics Co., Ltd.	29,549	3,000,850
SK Telecom Co., Ltd. ADR	134,200	2,316,292
LG Display Co., Ltd. ADR	123,600	2,185,248
NHN Corp.(b)	13,541	2,156,176
Samsung Digital Imaging Co., Ltd.(c)	41,237	1,722,153
JVM Co., Ltd.(b)	61,578	1,664,573
Samsung SDI Co., Ltd.	11,941	1,498,410
Total South Korea		23,263,779

INDIA: 5.7%
Infosys Technologies, Ltd.	54,795	3,190,738
Sun TV Network, Ltd.	218,902	2,083,884
Exide Industries, Ltd.	628,792	1,723,124
Tata Consultancy Services, Ltd.	85,761	1,491,108
Total India		8,488,854

PHILIPPINES: 2.1%
Globe Telecom, Inc.	140,870	3,114,249
Total Philippines		3,114,249

UNITED STATES: 1.9%
Cognizant Technology Solutions Corp., Class A(b)	57,400	2,926,252
Total United States		2,926,252

INDONESIA: 1.8%
PT Telekomunikasi Indonesia ADR	76,100	2,721,336
Total Indonesia		2,721,336

TOTAL INVESTMENTS: 98.5% (Cost $118,462,270)(d)		148,095,300

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.5%		2,202,365

NET ASSETS: 100.0%		$150,297,665

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Cost of investments is $118,462,270 and net unrealized appreciation consists of:

Gross unrealized appreciation	$32,928,173
Gross unrealized depreciation	(3,295,143)
Net unrealized appreciation	$29,633,030

ADR	American Depositary Receipt

See accompany notes to schedule of investments.

Notes to Schedules of Investments (Unaudited)

A. SECURITY VALUATION: Matthews Asia Funds’ (each a “Fund”, collectively the “Funds”) equity securities are valued based on market quotations, or at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”) when no market quotations are available or when market quotations have become unreliable.  Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid and ask quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Board. The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ Pricing Policies. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the New York Stock Exchange (“NYSE”). Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of equity securities.

Market values for equity securities are determined based on quotations from the principal (or most advantageous) market on which the security is traded. Market quotations used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and asked prices. Securities are valued through valuations obtained from a commercial pricing service or by securities dealers in accordance with procedures established by the Board.

Events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the NYSE. If the Funds believe that such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value. The fair value of a security held by the Funds may be determined using the services of third-party pricing services retained by the Funds or by the Valuation Committee, in either case subject to the Board’s oversight.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be signicantly affected on days when shareholders have no access to the Funds.

B.             FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). Various inputs are used in determining the fair value of investments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2010, Level 3 Securities consist primarily of international bonds that trade in over-the-counter markets. As described in Note A, these securities are valued using indicative bid and ask quotations from bond dealers and market makers, or on their fair value as determined under the direction of the Board. Indicative quotations and other information used by the Funds may not always be directly observable in the marketplace due to the nature of these markets and the manner of execution. These inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 Securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities.

Notes to Schedules of Investments (continued)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2010 is as follows:

	Matthews Asian
	Growth and	Matthews Asia	Matthews Asia	Matthews Pacific
	Income Fund	Dividend Fund	Pacific Fund	Tiger Fund
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	$68,287,991	$19,536,720	$12,336,776	$414,118,320
India	—	—	3,346,703	88,304,688
Indonesia	37,061,664	11,511,287	—	9,859,032
Japan	—	—	1,130,203	—
South Korea	28,415,708	27,722,581	—	91,500,265
Taiwan	55,174,874	26,853,789	—	—
United Kingdom	55,593,396	16,058,136	—	—
Warrants:
India	6,622,238	—	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	45,285,244	35,447,908	14,713,181	—
China/Hong Kong	537,105,459	136,836,962	49,911,592	952,755,974
India	4,746,280	—	13,365,069	640,223,556
Indonesia	—	16,498,479	15,018,890	252,918,911
Japan	295,995,826	153,094,327	76,425,940	—
Malaysia	—	23,911,805	3,809,665	183,139,030
New Zealand	—	—	1,823,040	—
Philippines	37,557,571	19,516,726	—	51,544,170
Singapore	305,767,687	20,435,454	7,023,052	135,157,148
South Korea	105,070,701	36,804,197	8,855,635	454,244,794
Taiwan	105,111,584	39,258,468	15,180,194	281,432,822
Thailand	119,636,209	43,688,791	8,365,286	172,172,396
United Kingdom	—	2,602,312	—	—
Vietnam	21,494,695	—	1,142,734	26,757,789
Preferred Equities:
South Korea	84,718,466	—	3,443,454	—
Level 3: Significant Unobservable Inputs
International Bonds	792,134,683	6,951,846	—	—
Total Market Value of Investments	$2,705,780,276	$636,729,788	$235,891,414	$3,754,128,895

	Matthews
	China Dividend	Matthews	Matthews	Matthews	Matthews Korea
	Fund	China Fund	India Fund	Japan Fund	Fund
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$—	$106,564,313	$—	$—	$1,660,617
Consumer Staples	—	—	—	—	4,007,832
Energy	538,840	—	—	—	—
Financials	415,658	9,819,052	44,005,136	2,105,019	2,098,405
Health Care	—	33,414,184	28,358,265	—	4,106,944
Industrials	—	—	—	—	1,827,162
Information Technology	—	61,176,569	12,545,584	—	2,586,584
Materials	—	—	—	—	5,497,263
Telecommunication Services	1,012,530	22,818,504	—	—	2,066,022
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	1,537,163	562,887,118	83,611,690	14,091,279	23,313,728
Consumer Staples	497,246	284,442,798	53,749,276	4,524,856	6,748,231
Energy	213,642	174,631,966	38,992,726	—	2,101,600
Financials	1,943,305	492,053,104	166,915,238	15,287,059	22,161,707
Health Care	768,455	36,466,904	28,031,088	3,646,945	1,530,173
Industrials	963,715	341,962,546	168,768,879	14,835,289	12,073,179
Information Technology	1,760,217	281,631,564	63,144,807	13,354,370	23,482,456
Materials	316,064	16,636,845	35,543,368	2,529,943	8,913,596
Telecommunication Services	316,028	87,414,037	15,267,856	2,396,045	3,827,328
Utilities	1,708,101	149,359,819	38,679,033	—	—
Preferred Equities:
Consumer Discretionary	—	—	—	—	1,792,711
Financials	—	—	—	—	1,359,104
Information Technology	—	—	—	—	1,584,512
Level 3: Significant Unobservable Inputs
Common Equities:
Consumer Discretionary	—	—	—	—	1,753,642
Financials	—	—	266,713	—	—
International Bonds	—	—	25,783,500	—	—
Total Market Value of Investments	$11,990,964	$2,661,279,323	$803,663,159	$72,770,805	$134,492,796

	Matthews Asia	Matthews Asian
	Small Companies Fund	Technology Fund
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	$2,956,730	$22,501,935
India	1,897,930	—
Indonesia	—	2,721,336
Singapore	2,209,793	—
South Korea	—	4,501,540
United States	—	2,926,252
Level 2: Other Significant Observable Inputs
Common Equities:
China/Hong Kong	41,748,605	13,182,854
India	28,714,443	8,488,854
Indonesia	2,770,228	—
Japan	—	39,438,207
Malaysia	2,398,332	—
Philippines	—	3,114,249
Singapore	14,011,984	—
South Korea	22,099,383	17,040,086
Taiwan	25,123,561	32,457,834
Thailand	1,251,068	—
Level 3: Significant Unobservable Inputs
Common Equities:
India	44,006	—
South Korea	—	1,722,153
Total Market Value of Investments	$145,226,063	$148,095,300

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Matthews Asian Growth	Matthews Asia	Matthews
	and Income Fund	Dividend Fund	India Fund
	International Bonds	International Bonds	International Bonds
Balance as of 12/31/09 (market value)	$745,395,183	$8,325,971	$20,755,640
Accrued discounts/premiums	5,211,580	47,895	356,599
Realized gain/(loss)	559,961	557,903	(1,250,080)
Change in unrealized appreciation/depreciation	21,825,242	303,615	3,914,466
Net purchases/(sales)	19,142,717	(2,283,538)	2,006,875
Transfers into Level 3*	—	—	—
Balance as of 3/31/10 (market value)	$792,134,683	$6,951,846	$25,783,500
Net change in unrealized appreciation/depreciation on Level 3 investments held as of 3/31/10	$26,537,298	$822,039	$2,640,498

* The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

			Matthews
			Asia Small	Matthews Asian
	Matthews India Fund	Matthews Korea Fund	Companies Fund	Technology Fund
		Common Equities—
	Common Equities —	Consumer	Common Equities—	Common Equities—
	Financials	Discretionary	India	South Korea
Balance as of 12/31/09 (market value)	$326,609	$—	$53,889	$—
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	206,471	—	—
Change in unrealized appreciation/depreciation	(59,896)	(23,070)	(9,883)	163,774
Net purchases/(sales)	—	(276,633)	—	—
Transfers into Level 3*	—	1,846,874	—	1,558,379
Balance as of 3/31/10 (market value)	$266,713	$1,753,642	$44,006	$1,722,153
Net change in unrealized appreciation/depreciation on Level 3 investments held as of 3/31/10	$(59,896)	$(23,070)	$(9,883)	$163,774

* The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

C. TAX INFORMATION: Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s

Fiscal year end may be deferred as occurring on the first day of the following fiscal year. Post-October losses at fiscal year end December 31, 2009 were as follows:

	Post October capital Losses	Post October currency Losses
Matthews Asian Growth and Income Fund	$—	$150,834
Matthews Asia Dividend Fund	—	14,963
Matthews Asia Paci c Fund	251,590	3,181
Matthews Paci c Tiger Fund	—	103,768
Matthews China Fund	—	416
Matthews India Fund	549,463	5,874
Matthews Korea Fund	—	6,223
Matthews Asia Small Companies Fund	—	24,010
Matthews Asian Technology Fund	—	8,293

For federal income tax purposes, the Funds indicated below have capital loss carryforwards, expiring in the year indicated, as of December 31, 2009, which are available to offset future capital gains, if any:

LOSS DEFERRED Expiring In:	2010	2016	2017	Total
Matthews Asian Growth and Income Fund	$—	$—	$64,043,804	$64,043,804
Matthews Asia Dividend Fund	—	1,466,788	16,105,466	17,572,254
Matthews Asia Paci c Fund	—	24,090,517	58,248,975	82,339,492
Matthews Paci c Tiger Fund	—	—	194,447,297	194,447,297
Matthews China Fund	—	—	44,320,615	44,320,615
Matthews India Fund	—	—	84,698,767	84,698,767
Matthews Japan Fund	—	36,495,378	44,032,426	80,527,804
Matthews Asian Technology Fund	3,461,198	17,493,413	15,057,062	36,011,673

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent Financial Statements in the N-CSR   ling at www.sec.gov.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 14, 2010

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	May 14, 2010

* Print the name and title of each signing officer under his or her signature.